Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Statement [LineItems]
Net income	[1]	$ 11,686	$ 11,334	$ 10,517
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income (available-for-sale securities under IAS 39)
Change in unrealized gains (losses) on available-for-sale securities	[1],[2]			467
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	110	(261)
Reclassification to earnings of net losses (gains) in respect of available-for-sale securities	[1],[2]			(143)
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	(31)	(22)
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]	(1)	(1)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1],[2]	78	(284)	324
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1]	(165)	1,323	(2,534)
Reclassification to earnings of net losses (gains) on investment in foreign operations	[1]			(17)
Net gains (losses) on hedges of investments in foreign operations	[1]	132	(288)	659
Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations	[1]			4
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	(33)	1,035	(1,888)
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	3,459	(1,624)	(1,454)
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	519	(455)	(810)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	3,978	(2,079)	(2,264)
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	(921)	622	325
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	(95)	38
Change in fair value due to credit risk on financial liabilities designated at fair value through profit or loss	[1]	14
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	(1,002)	660	325
Total other comprehensive income (loss), net of income taxes	[1]	3,021	(668)	(3,503)
Total comprehensive income (loss), net of income taxes	[1]	14,707	10,666	7,014
Attributable to:
Non-controlling interests in subsidiaries	[1]	18	72	121
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on available-for-sale securities				150
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		21	(139)
Less: Reclassification to earnings of net losses (gains) in respect of available-for-sale securities				(36)
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		(1)	13
Less: Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income		0	0	0
Unrealized gains (losses) on investments in foreign operations		0	0	0
Less: Reclassification to earnings of net losses (gains) on investment in foreign operations		0	0	0
Net gains (losses) on hedges of investments in foreign operations		48	(104)	237
Less: Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations				(1)
Change in gains (losses) on derivatives designated as cash flow hedges		1,235	(473)	(789)
Less: Reclassification to earnings of losses (gains) on cash flow hedges		(157)	283	258
Actuarial gains (losses) on employee benefit plans		(324)	243	129
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		(35)	20
Change in fair value due to credit risk on financial liabilities designated at fair value through profit or loss		4
Total income taxes		1,107	(749)	(494)
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	14,437	10,380	6,700
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 252	$ 214	$ 193

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	IAS 39, Financial Instruments: Recognition and Measurement (IAS 39).